Summary of changes in stock options (Details)	6 Months Ended
	Jun. 30, 2022 GBP (£) shares
Share Capital And Reserves
Beginning balance, Number of shares | shares	390,952	[1]
Beginning balance, Share capital	£ 195,476
Beginning balance, Share premium
Issue of ordinary shares, Number of shares | shares	400,326	[1]
Issue of ordinary shares, Share capital	£ 200,162
Issue of ordinary shares, Share premium	£ 16,027,724
Ending balance, Number of shares | shares	791,278	[1]
Ending balance, Share capital	£ 395,638
Ending balance, Share premium	£ 16,027,724

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.